Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 27, 2020
Entity Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 25, 2020
Document Effective Date	Nov. 27, 2020
Prospectus Date	Nov. 27, 2020
Virtus Reaves Utilities ETF | Virtus Reaves Utilities ETF
Prospectus [Line Items]
Trading Symbol	UTES